Recovery of Erroneously Awarded Compensation	12 Months Ended
Feb. 02, 2025
Restatement Determination Date:: 2025-02-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

The Board adopted a Clawback Policy requiring the recovery of or forfeiture to the Company of any excess incentive compensation received from our NEOs if (a) the Company is required to restate any financial results due to the material noncompliance of the Company with any financial reporting requirements under the securities laws, and (b) the Audit Committee determines that the NEOs engaged in misconduct (including, but not limited to an act of fraud or breach of fiduciary duty) that resulted in the material noncompliance.

Excess incentive compensation means an amount up to the difference between (a) any incentive compensation paid, granted, vested, settled or accrued during the three completed fiscal years before the restatement, and (b) the incentive compensation the NEO would have been paid or awarded based on the accurate financial information or restated financial results. The Board may recover, or require the forfeiture of, different amounts from different covered officers on such basis as it shall deem appropriate. Material noncompliance means fraud or intentional failure to comply with any material reporting requirements for the representation of financial results of the Company in a public filing with the SEC.

In 2022, the SEC adopted final rules related to clawbacks under the Dodd-Frank Wall Street Reform and Consumer Protection Act which rules were implemented by the securities exchanges in 2023. In addition to the Company’s Clawback Policy described above, the Board adopted a Dodd-Frank Clawback Policy in June 2023, conforming to the requirements put forth by Nasdaq.